Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets

(in millions of Canadian dollars)	Goodwill	Cost	Intangible assets accumulated amortization	Net carrying amount

Balance at December 31, 2011	$150	$50	$(8)	$42
Amortization	–	–	(1)	(1)
Foreign exchange impact	(4)	–	–	–
PRB option impairment (Note 3)	–	(26)	–	(26)

Balance at December 31, 2012	$146	$24	$(9)	$15
Amortization	–	–	(1)	(1)
Foreign exchange impact	10	–	–	–
DM&E West impairment (Note 3)	(6)	(2)	–	(2)

Balance at December 31, 2013	$150	$22	$(10)	$12